Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Contractual Obligation [Line Items]
2020	$ 90,110
2021	3,698
2022	63
2023	18
2024	0
Thereafter	0
Total Payments Required	93,889
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2020	50,405
2021	352
2022	0
2023	0
2024	0
Thereafter	0
Total Payments Required	50,757
Operating rights for licensed games and titles of games in development [Member]
Contractual Obligation [Line Items]
2020	12,806
2021	600
2022	0
2023	0
2024	0
Thereafter	0
Total Payments Required	13,406
Purchase of content and services -video [Member]
Contractual Obligation [Line Items]
2020	7,429
2021	2,013
2022	0
2023	0
2024	0
Thereafter	0
Total Payments Required	9,442
Purchase of content and services -others [Member]
Contractual Obligation [Line Items]
2020	5,526
2021	180
2022	53
2023	18
2024	0
Thereafter	0
Total Payments Required	5,777
Good Purchases [Member]
Contractual Obligation [Line Items]
2020	5,633
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Total Payments Required	5,633
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2020	3,020
2021	93
2022	10
2023	0
2024	0
Thereafter	0
Total Payments Required	3,123
Interest payment commitment [Member]
Contractual Obligation [Line Items]
2020	2,164
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Total Payments Required	2,164
Others [Member]
Contractual Obligation [Line Items]
2020	3,127
2021	460
2022	0
2023	0
2024	0
Thereafter	0
Total Payments Required	$ 3,587